MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
(the “Fund”)
Supplement dated June 26, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective June 30, 2020, the following information supplements the information for the Fund found on page 17 of the Prospectus in the section titled Management:
Samy Muaddi will join Mike Conelius, CFA as the Fund’s co-portfolio manager. Effective on or around June 30, 2021, Mr. Conelius will step down from his responsibilities as a co-portfolio manager, and Mr. Muaddi will continue to serve as the Fund’s portfolio manager.
Effective June 30, 2020, the following information supplements the information for the Fund found on page 17 of the Prospectus in the section titled Management:
Samy Muaddi is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since June 2020.
Effective June 30, 2020, the following information replaces the information for the Fund found on page 63 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Mike Conelius, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Emerging Markets Bond Fund. Mr. Conelius is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1988 and his investment experience dates from that time. Mr. Conelius has served as a portfolio manager for T. Rowe Price throughout the past five years. Effective on or about June 30, 2021, Mr. Conelius will step down from his responsibilities as a co-portfolio manager and Mr. Muaddi will continue to serve as the Fund’s portfolio manager.
Samy Muaddi
is a portfolio manager of the MassMutual Select T. Rowe Price Emerging Markets Bond Fund. Mr. Muaddi is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2006 and his investment experience dates from that time. Mr. Muaddi has served as a portfolio manager for T. Rowe Price throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
(the “Fund”)
Supplement dated June 26, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective June 30, 2020, the following information replaces similar information for T. Rowe Price Associates, Inc. related to the Fund found on page B-101 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Emerging Markets Bond Fund are Mike Conelius*** and Samy Muaddi.
Effective June 30, 2020, the following information supplements the information related to the Fund found on pages B-101 and B-102 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Samy Muaddi
Registered investment companies**	3	$475,995,582	0	$0
Other pooled investment vehicles	10	$2,595,542,168	1	$648,755,915
Other accounts	0	$0	0	$0

*
The information provided is as of April 30, 2020.

**
Does not include the MM Select T. Rowe Price Emerging Markets Bond Fund.

Ownership of Securities:
As of April 30, 2020, Mr.Muaddi did not own any shares of the MM Select T. Rowe Price Emerging Markets Bond Fund.
*** Effective on or about June 30, 2021, Mr. Conelius will step down from his responsibilities as a co-portfolio manager and Mr. Muaddi will continue to serve as the Fund’s portfolio manager.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-20-02